INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

The items accounting for the difference between income taxes at the effective statutory rate and the Company’s effective tax rate for the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020

Income tax provision (benefit) at U.S. statutory rate	21.00%	(21.00)%
Income tax provision (benefit) – State	6.50%	3.97)%
Permanent items	(89.99)%	19.33%
Effect of change in valuation allowance	62.49%	5.64%
Effective income tax rate	0.00%	0.00%

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The Company’s approximate net deferred tax asset as of December 31, 2021 and 2020 was as follows:

	December 31, 2021	December 31, 2020
Deferred Tax Asset:
Net operating loss carryover	$12,004,635	$8,095,756
Less: valuation allowance	(12,004,635)	(8,095,756)
Net deferred tax asset	$-	$-